                        SUPPLEMENT DATED OCTOBER 7, 2002
                                       TO
                    PROSPECTUSES DATED MAY 1, 2002 OR LATER

This Supplement is intended to be distributed with prospectuses dated May 1, 2002 for REVOLUTION ACCESS VARIABLE ANNUITY contracts issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") ("Product Prospectuses") and with the prospectus dated May 1, 2002 for the John Hancock Variable Series Trust I ("Variable Series Trust") that accompanies the Product Prospectuses. This Supplement amends the Product Prospectuses.

SUSPENSION OF NEW CONTRACT SALES

     John Hancock and JHVLICO have suspended the issuance of new REVOLUTION ACCESS VARIABLE ANNUITY contracts, effective October 7, 2002.

REVISED FEE TABLE AND EXAMPLES

     The fund expenses shown in the Product Prospectuses for the Large Cap Growth and Small/Mid Cap CORE/SM/ Funds have changed. The shareholders approved increases in investment management fees for these funds of the Variable Series Trust, effective October 7, 2002. The fee table in the Product Prospectuses does not reflect those increases. Set out below is a supplementary expense table that shows what the affected Fund's expenses would have been had the investment management fee increases been in place for all of 2001:

                                                                                              Total Fund            Total Fund
                                 Investment    Distribution and       Other Operating          Operating             Operating
                                 Management         Service            Expenses With         Expenses With         Expenses Absent
Fund Name                           Fee          (12b-1) Fees          Reimbursement         Reimbursement         Reimbursement
---------                        ----------    ----------------       ---------------        -------------         ---------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I:
Large Cap Growth ...............    0.80%             N/A                  0.03%                 0.83%                  0.83%
Small/Mid Cap CORE/SM/ .........    1.05%             N/A                  0.10%                 1.15%                  1.40%

     The following tables revise the examples contained in the Product Prospectuses with respect to Large Cap Growth and Small/Mid Cap CORE/SM/ investment allocations. The tables show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes). Actual expense may be greater or less than those shown.

     If you "surrender" (turn in) a REVOLUTION ACCESS All Rider variable annuity contract at the end of the applicable time period, if you begin receiving payments under one of the annuity payment options of a REVOLUTION ACCESS All Rider contract at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ------    -------    -------    --------
Large Cap Growth                      $34       $103      $175        $364
Small/Mid Cap CORE/SM/                $37       $112      $190        $392

     If you "surrender" (turn in) a REVOLUTION ACCESS No Rider variable annuity contract at the end of the applicable time period, if you begin receiving payments under one of the annuity payment options of a REVOLUTION ACCESS No Rider contract at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ------    -------    -------    --------
Large Cap Growth                      $22        $67      $115        $248
Small/Mid Cap CORE/SM/                $25        $77      $132        $281

REVISED MARKET VALUE ADJUSTMENT AND CALCULATIONS FOR CONTRACTS ISSUED IN NEW YORK AND FLORIDA

     The market value adjustment described on page 30 in the John Hancock Product Prospectus will NOT apply to death benefits under contracts issued in New York.

     We will also calculate the MVA under a different formula than the formula shown in Appendix A for contracts issued in New York and Florida.

     Here is how the revised Market Value Adjustment works for contracts issued in New York or Florida:

          We compare

               . the guaranteed rate of the guarantee period from which the assets are being taken WITH

               . the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

               If the first rate exceeds the second by more than 1/4%, the market value adjustment produces an increase in your contract's value.

               If the first rate does not exceed the second by at least 1/4%, the market value adjustment produces a decrease in your contract's value.

     The factor we will use to compute the revised Market Value Adjustment is expressed by the following formula:

                                        n
                                       --
                                       12
                             1 + g
                       (--------------)   - 1
                        1 + c + 0.0025

          Revisions to Sample Calculations in Appendix A to the Product
     Prospectus

In Sample Calculation 1: Positive Adjustment, the MARKET VALUE ADJUSTMENT is:

                                              60
                                              --
                                              12
                                 1 + 0.08
                11,664 x [(------------------)   - 1] = 413.58
                            1 + 0.07 + 0.0025


The amount withdrawn or transferred (adjusted for market value adjustment) is:

                          $11,664 + $413.58 = $12,077.58
                                             ----------

     In Sample Calculation 2: Negative Adjustment, the MARKET VALUE ADJUSTMENT is:

                                              60
                                              --
                                              12
                                 1 + 0.08
                 11,664 x [(-----------------)   - 1] = -652.18
                            1 + 0.09 + 0.0025

 The amount withdrawn or transferred (adjusted for market value adjustment) is
                         $11,664 - $652.18 = $11,011.82
                                             ----------

     In Sample Calculation 3: Positive Adjustment Limited by Amount of Excess Interest, the MARKET VALUE ADJUSTMENT is:

                                             60
                                             --
                                             12
                                 1 + 0.08
                11,664 x [(-----------------)   - 1] = 1,605.54
                           1 + 0.05 + 0.0025

   Since the market value adjustment exceeds the amount of excess interest of
             $1,055, the actual market value adjustment is $1,055.
                                                           ------

     In Sample Calculation 4: Negative Adjustment Limited by Amount of Excess Interest, the MARKET VALUE ADJUSTMENT is:

                                             60
                                             --
                                             12
                                 1 + 0.08
                11,664 x [(-----------------)  - 1] = -1,142.61
                           1 + 0.10 + 0.0025

   Since the market value adjustment exceeds the amount of excess interest of
             $1,055, the actual market value adjustment is -$1,055.
                                                           -------

UNAVAILABLE RIDERS

..    The earnings enhancement death benefit rider is not available for contracts issued in New York.

..    The accumulated value enhancement rider is not available for contracts issued in Florida and New York.

..    The guaranteed retirement income benefit rider is not available for contracts issued in New York.

MODIFIED ENHANCED DEATH BENEFIT RIDER IN NEW YORK

     The charge and the benefit for the enhanced death benefit rider differs in New York from that described in the Product Prospectus. Under the rider available in New York, we will pay an enhanced death benefit (in lieu of the standard death benefit) that is the greater of (i) the highest total value of your contract as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary or (ii) the total value of your contract as of the date we receive proof of death. The monthly charge for this rider is 1/12th of an annual percentage equal to 0.15% of your contract's total value. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. This rider (and related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE VARIABLE SERIES TRUST WAS UPDATED ON OCTOBER 7, 2002 AND CONTAINS DETAILED INFORMATION ABOUT THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL INFORMATION BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.